Government assistance (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Government assistance
Summary of government assistance recorded in the statement of operations

	SIF (a)	Other	Total
Government assistance for the three months ended June 30, 2026	$—	$—	$—
Government assistance for the three months ended June 30, 2025	$801	$—	$—
Government assistance for the six months ended June 30, 2026	$—	$—	$—
Government assistance for the six months ended June 30, 2025	$5,907	$14	$5,921
(a)	Government of Canada Strategic Response Fund (“SRF” or “SIF”):

	SIF(a)	Other	Total
Government assistance for the year ended
December 31, 2024	$2,548	$132	$2,680
Government assistance for the year ended
December 31, 2025	$5,921	$—	$5,921
(a)	Government of Canada Strategic Innovation Fund (“SIF”):